Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases - Schedule of Lease Costs

During the years 2023, 2022 and 2021 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2023	2022	2021
Operating lease cost:
Fixed rent expense	329	332	378
Short-term lease cost	—	—	3
Net lease cost	329	332	381
Lease cost - Cost of sales	—	—	—
Lease cost - General & administrative expenses	329	332	381
Net lease cost	329	332	381

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the years 2023 and 2022, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,	As at December 31,
USD'000	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	314	328	380
Non-cash investing and financing activities:
Net lease cost	329	332	381
Additions to ROU assets obtained from:
New operating lease liabilities	66	56	33

Leases - Schedule of Right-Of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2023:

As at December 31, 2023
USD'000
Right-of-use assets:
Operating leases	1,278
Total right-of-use assets	1,278
Lease liabilities:
Operating leases	1,229
Total lease liabilities	1,229

Leases - Schedule of Future Minimum Lease Payments

As at December 31, 2023, future minimum annual lease payments were as follows, which corresponds to the future minimum lease payments under legacy ASC 840 in line with ASU 2018-11.

Year (USD’000)	Operating	Short-term	Finance	Total
2024	336	—	—	336
2025	311	—	—	311
2026	307	—	—	307
2027	307	—	—	307
2028 and beyond	168	—	—	168
Total future minimum operating and short-term lease payments	1,429	—	—	1,429
Less effects of discounting	(200)	—	—	(200)
Lease liabilities recognized	1,229	—	—	1,229